Consolidated Balance Sheets - USD ($) $ in Thousands	May 31, 2023	May 31, 2022
Current assets:
Cash	$ 2,541	$ 4,231
Restricted cash	6,507
Prepaid expenses	1,167	5,198
Prepaid service fees	590	1,086
Total current assets	10,805	10,515
Inventories, net		17,929
Other non-current assets	487	741
Total assets	11,292	29,185
Current liabilities:
Accounts payable	62,725	67,974
Accrued liabilities and compensation	6,669	8,995
Accrued interest on convertible notes	10,598	5,974
Accrued dividends on convertible preferred stock	5,308	3,977
Convertible notes payable, net	34,417	36,241
Derivative liability	79
Total current liabilities	119,796	123,161
Long-term liabilities:
Notes payable, net	714
Operating leases	283	422
Total liabilities	120,793	123,583
Commitments and Contingencies (Note 10)
Stockholders' deficit:
Preferred stock
Common stock, $0.001 par value; 1,350,000 shares authorized; 919,053 and 720,028 issued, and 918,610 and 719,585 outstanding at May 31, 2023 and May 31, 2022, respectively	919	720
Treasury stock, $0.001 par value; 443 shares at May 31, 2023 and May 31, 2022
Additional paid-in capital	731,270	671,013
Accumulated deficit	(841,690)	(766,131)
Total stockholders' deficit	(109,501)	(94,398)
Total liabilities and stockholders' deficit	11,292	29,185
Series B Convertible Preferred Stock
Stockholders' deficit:
Preferred stock
Series C Convertible Preferred Stock
Current liabilities:
Accrued dividends on convertible preferred stock	2,500	2,014
Stockholders' deficit:
Preferred stock
Series D Convertible Preferred Stock
Current liabilities:
Accrued dividends on convertible preferred stock	2,808	1,963
Stockholders' deficit:
Preferred stock